REVISION OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of Annual Revisions	The following tables present the impact of the revisions on our annual consolidated financial statements for the year ended December 31, 2021, including the impact to the accumulated other comprehensive income (loss) and the accumulated deficit balances as of December 31, 2020. The revised unaudited interim consolidated financial statements are included in Note 17 to the consolidated financial statements.
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Balance Sheets
(In thousands USD, except share and per share amounts)

	December 31, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other adjustments*	As revised
Assets
Current assets
Cash	$85,976	—	—	—	$85,976
Accounts receivable, net	51,304	—	—	311	51,615
Inventories, net	15,470	—	—	—	15,470
Income taxes receivable	954	—	—	(20)	934
Prepaid expenses and other receivables	7,448	—	—	(85)	7,363
Total current assets	161,152	—	—	206	161,358
Non-current assets
Restricted cash	367	—	—	—	367
Property and equipment, net	12,240	—	—	—	12,240
Intangibles assets, net	203,474	—	—	(924)	202,550
Goodwill	381,962	—	—	1,453	383,415
Other long-term assets	407	—	—	—	407
Total assets	$759,602	$—	$—	$735	$760,337
Liabilities and stockholders’ equity
Current liabilities
Accounts payable	$16,004	—	—	—	$16,004
Accrued liabilities	21,311	—	—	1,042	22,353
Income taxes payable	467	—	—	—	467
Current portion of capital lease obligations	191	—	—	(191)	—
Deferred revenue	6,889	—	—	—	6,889
Current portion of long-term debt and other borrowings, net	3,326	—	—	—	3,326
Total current liabilities	48,188	—	—	851	49,039
Non-current liabilities
Deferred tax liabilities	36,722	1,435	—	(232)	37,925
Warrant liability	286	—	—	—	286
Capital lease obligations	264	—	—	(264)	—
Long-term debt and other borrowings, net	399,115	—	—	—	399,115
Other long-term liabilities	2,884	1,994	1,257	315	6,450
Total liabilities	$487,459	$3,429	$1,257	$670	$492,815
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 72,027,743 shares issued and outstanding at December 31, 2021	$7	—	—	—	$7
Additional paid-in capital	413,646	—	—	(331)	413,315
Accumulated other comprehensive loss	(3,331)	(46)	—	(86)	(3,463)
Accumulated deficit	(138,179)	(3,383)	(1,257)	482	(142,337)
Total stockholders’ equity	272,143	(3,429)	(1,257)	65	267,522
Total liabilities and stockholders’ equity	$759,602	$—	$—	$735	$760,337
__________________
*Certain reclassifications have been made to the 2021 consolidated balance sheet to conform to the 2022 presentation for leases.
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Statements of Operations
(In thousands USD, except share and per share amounts)

	December 31, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other Adjustments	As Revised
Revenue
Services	$187,962	$—	$—	$218	$188,180
Products	60,255	—	—	—	60,255
Total revenue	248,217	—	—	218	248,435
Cost of revenue
Cost of services	69,867	—	—	(482)	69,385
Cost of products	52,357	—	—	(382)	51,975
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	122,224	—	—	(864)	121,360
Operating expenses					—
Selling, general and administrative	91,733	—	457	113	92,303
Depreciation and amortization	50,414	—	—	(83)	50,331
Total operating expenses	142,147	—	457	30	142,634
Operating loss	(16,154)	—	(457)	1,052	(15,559)
Interest expense, including amortization of deferred financing costs, net	23,260	—	—	—	23,260
Change in fair value of warrant liability	(5,267)	—	—	—	(5,267)
Loss before income taxes	(34,147)	—	(457)	1,052	(33,552)
Income tax expense (benefit)	(9,694)	732	—	186	(8,776)
Net loss	$(24,453)	$(732)	$(457)	$866	$(24,776)
Loss per share:
Basic	$(1.03)	$(0.02)	$(0.01)	$0.02	$(1.04)
Diluted	$(1.03)	$(0.02)	$(0.01)	$0.02	$(1.04)
Weighted average shares outstanding (in Number):
Basic	41,933,050	—	—	—	41,933,050
Diluted	41,933,050	—	—	—	41,933,050
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Statements of Comprehensive Loss
(In thousands USD)

	December 31, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other Adjustments	As Revised
Net loss	$(24,453)	$(732)	$(457)	$866	$(24,776)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,654)	53	—	(300)	(1,901)
Comprehensive loss	$(26,107)	$(679)	$(457)	$566	$(26,677)
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Statements of Temporary Equity and Stockholders’ Equity
(In thousands, USD, except share amounts)

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Convertible Preferred Stock		Total Temporary Equity	Common Stock		Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders’ Equity
	Temporary Equity
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Amount	Amount	Amount	Amount
As Reported
Balance at December 31, 2020	7,756,158	$77,562	7,862,107	$78,621	9,090,975	$90,910	2,566,186	$16,802	$263,895	30,281,520	$3	$135,616	$(1,677)	$(113,726)	$20,216
Derecognition of shares	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	—	—	—
Accrued dividends payable	765,609	7,656	824,076	8,241	692,543	6,925	—	—	22,822	—	—	(22,822)	—	—	(22,822)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(1,654)	—	(1,654)
Share-based compensation	—	—	—	—	—	—	—	—	—	200,426	—	(1,856)	—	—	(1,856)
Distributions to and conversions of preferred stock	(8,521,767)	(85,218)	(8,686,183)	(86,862)	(9,783,518)	(97,835)	(2,520,368)	(16,502)	(286,417)	7,120,368	1	56,502	—	—	56,503
CTAC shares recapitalized, net of equity issuance costs of $15,943	—	—	—	—	—	—	—	—	—	10,373,491	1	6,428	—	—	6,429
Conversion of KORE warrants	—	—	—	—	—	—	—	—	—	1,365,612	—	10,663	—	—	10,663
Private offering and merger financing, net of equity issuance costs of $8123	—	—	—	—	—	—	—	—	—	22,686,326	2	216,875	—	—	216,877
Equity portion of convertible debt, net of deferred financing costs of $384, net of sponsor shares of $683, net of deferred tax liability of $3,999	—	—	—	—	—	—	—	—	—	—	—	12,240	—	—	12,240
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(24,453)	(24,453)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—	$—	72,027,743	$7	$413,646	$(3,331)	$(138,179)	$272,143
Adjustments
Balance, December 31, 2020	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	115	(3,835)	(3,720)
Derecognition of shares	—	—	—	—	—	—	45,818	300	300	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(247)	—	(247)
Private offering and merger financing	—	—	—	—	—	—	—	—	—	—	—	(331)	—	—	(331)
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(323)	(323)
Total Adjustments	—	—	—	—	—	—	—	—	—	—	—	$(331)	$(132)	$(4,158)	$(4,621)
As Revised
Balance at December 31, 2020	7,756,158	77,562	7,862,107	78,621	9,090,975	90,910	2,520,368	16,502	263,595	30,281,520	3	135,616	(1,562)	(117,561)	16,496
Derecognition of shares	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Accrued dividends payable	765,609	7,656	824,076	8,241	692,543	6,925	—	—	22,822	—	—	(22,822)	—	—	(22,822)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(1,901)	—	(1,901)

Share-based compensation	—	—	—	—	—	—	—	—	—	200,426	—	(1,856)	—	—	(1,856)
Distributions to and conversions of preferred stock	(8,521,767)	(85,218)	(8,686,183)	(86,862)	(9,783,518)	(97,835)	(2,520,368)	(16,502)	(286,417)	7,120,368	1	56,502	—	—	56,503
CTAC shares recapitalized, net of equity issuance costs of $15,943	—	—	—	—	—	—	—	—	—	10,373,491	1	6,428	—	—	6,429
Conversion of KORE warrants	—	—	—	—	—	—	—	—	—	1,365,612	—	10,663	—	—	10,663
Private offering and merger financing, net of equity issuance costs of $8123	—	—	—	—	—	—	—	—	—	22,686,326	2	216,544	—	—	216,546
Equity portion of convertible debt, net of deferred financing costs of $384, net of sponsor shares of $683, net of deferred tax liability of $3,999	—	—	—	—	—	—	—	—	—	—	—	12,240	—	—	12,240
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(24,776)	(24,776)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—	$—	72,027,743	$7	$413,315	$(3,463)	$(142,337)	$267,522
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands USD)

	December 31, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other adjustments	As Revised
Cash flows from operating activities
Net loss	$(24,453)	$(732)	$(457)	$866	$(24,776)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation and amortization	50,414	—	—	(83)	50,331
Amortization of deferred financing costs	2,097	—	—	—	2,097
Amortization of discount on Backstop Notes	424	—	—	—	424
Deferred income taxes	(9,871)	323		(143)	(9,691)
Non-cash foreign currency loss	344	—	—	—	344
Share-based compensation	4,564	—	—	—	4,564
Provision for doubtful accounts	322	—	—	—	322
Change in fair value of warrant liability	(5,267)	—	—	—	(5,267)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(11,884)	—	—	(218)	(12,102)
Inventories	(9,875)	—	—	—	(9,875)
Prepaid expenses and other receivables	(1,700)	—	—	456	(1,244)
Accounts payable and accrued liabilities	(8,371)	409	457	(914)	(8,419)
Deferred revenue	(805)	—	—	—	(805)
Income taxes payable	(697)	—	—	36	(661)
Cash used in operating activities	$(14,758)	$—	$—	$—	$(14,758)
Cash flows used in investing activities
Additions to intangible assets	(9,247)	—	—	—	(9,247)
Additions to property and equipment	(4,172)				(4,172)
Net cash (used) in investing activities	$(13,419)	$—	$—	$—	$(13,419)
Cash flows from financing activities
Proceeds from revolving credit facility	25,000	—	—	—	25,000
Repayment on revolving credit facility	(25,000)	—	—	—	(25,000)
Repayment of term loan	(3,161)	—	—	—	(3,161)
Repayment of other borrowings - notes payable	(173)	—	—	—	(173)
Proceeds from convertible debt	104,167	—	—	—	104,167
Proceeds from equity portion of convertible debt, net of issuance costs	15,697	—	—	—	15,697
Payment of deferred financing costs	(1,579)	—	—	—	(1,579)
Repayment of related party note	(1,538)	—	—	—	(1,538)

	December 31, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other adjustments	As Revised
Proceeds from CTAC and PIPE financing, net of issuance costs	223,688	—	—	—	223,688
Settlements of preferred shares	(229,915)	—	—	—	(229,915)
Payment of capital lease obligations	(828)	—	—	—	(828)
Payment of stock option share employee withholding taxes	(2,305)	—	—	—	(2,305)
Cash provided by/(used in) financing activities	$104,053	$—	$—	$—	$104,053
Effect of Exchange Rate Change on Cash	(226)	—	—	—	(226)
Change in Cash and Restricted Cash	75,650	—	—	—	75,650
Cash and Restricted Cash, beginning of period	10,693	—	—	—	10,693
Cash and Restricted Cash, end of period	$86,343	$—	$—	$—	$86,343
Non-cash investing and financing activities:
Equity financing fees accrued	$3,602	$—	$—	$—	$3,602
Common shares issued to preferred shareholders	56,502	—	—	—	56,502
Equity financing fees settled in common shares	1,863	—	—	—	1,863
Common shares issued to warrant holders	10,663	—	—	—	10,663
Common shares issued to option holders pursuant to the Cancellation Agreements	1,072	—	—	—	1,072
Sponsor shares distributed to lender under Backstop Agreement	683	—	—	—	683
Supplemental cash flow information:
Interest paid	$19,874	$—	$—	$—	$19,874
Taxes paid (net of refunds)	957	—	—	—	957
The following tables present the impact of the revisions on the unaudited interim consolidated financial statements
KORE Group Holdings, Inc. and Subsidiaries
Condensed Consolidated Statements of Temporary Equity and Stockholders’ Equity
(In thousands, USD, except share amounts) (unaudited)

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Convertible Preferred Stock		Total Temporary Equity	Common Stock		Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders’ Equity
	Temporary Equity
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Amount	Amount	Amount	Amount
As Reported
Balance at December 31, 2020 (as previously reported)	7,756,158	$77,562	7,862,107	$78,621	9,090,975	$90,910	2,566,186	$16,802	$263,895	30,281,520	$3	$135,616	$(1,677)	$(113,726)	$20,216
Accrued dividends payable	248,622	2,486	266,558	2,666	224,161	2,241	—	—	7,393	—	—	(7,393)	—	—	(7,393)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(900)	—	(900)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,081)	(1,081)
Balance at March 31, 2021	8,004,780	80,048	8,128,665	81,287	9,315,136	93,151	2,566,186	16,802	271,288	30,281,520	3	128,538	(2,577)	(114,807)	11,157

Adjustments
Balance, December 31, 2020	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	115	(3,835)	(3,720)
March 31, 2021										—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	4	—	4
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(918)	(918)
Total Adjustments - March 31, 2021	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	119	(4,753)	(4,634)

As Revised
Balance at December 31, 2020	7,756,158	77,562	7,862,107	78,621	9,090,975	90,910	2,520,368	16,502	263,595	30,281,520	3	135,616	(1,562)	(117,561)	16,496
Accrued dividends payable	248,622	2,486	266,558	2,666	224,161	2,241	—	—	7,393	—	—	(7,393)	—	—	(7,393)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(896)	—	(896)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,999)	(1,999)
Balance at March 31, 2021	8,004,780	$80,048	8,128,665	$81,287	9,315,136	$93,151	2,520,368	$16,502	$270,988	30,281,520	$3	$128,538	$(2,458)	$(119,560)	$6,523
KORE Group Holdings, Inc. and Subsidiaries
Condensed Consolidated Statements of Cash Flows
(In thousands USD) (unaudited)

	For the three months ended
	March 31, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other adjustments	Revised
Cash flows from operating activities
Net loss	$(1,081)	$(238)	$(114)	$(566)	$(1,999)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	13,114	—	—	(21)	13,093
Amortization of deferred financing costs	524	—	—	—	524
Deferred income taxes	(1,366)	238	—	(259)	(1,387)
Non-cash foreign currency loss	(70)	—	—	—	(70)
Share-based compensation	315	—	—	—	315
Provision for doubtful accounts	(18)	—	—	—	(18)
Change in fair value of warrant liability	(2,424)	—	—	—	(2,424)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(1,855)	—	—	(55)	(1,910)
Inventories	(878)	—	—	—	(878)
Prepaid expenses and other receivables	(5,375)	—	—	1,274	(4,101)
Accounts payable and accrued liabilities	(13,311)	—	114	(365)	(13,562)
Deferred revenue	(81)	—	—	—	(81)
Income taxes payable	186	—	—	(8)	178
Net cash used in operating activities	$(12,320)	$—	$—	$—	$(12,320)
Net cash used in investing activities	$(3,091)	$—	$—	$—	$(3,091)
Net cash provided financing activities	$18,291	$—	$—	$—	$18,291
Effect of Exchange Rate Change on Cash and Restricted Cash	(67)	—	—	—	(67)
Change in Cash and Restricted Cash	2,813	—	—	—	2,813
Cash and Restricted Cash, beginning of period	10,693	—	—	—	10,693
Cash and Restricted Cash, end of period	$13,506	$—	$—	$—	$13,506
KORE Group Holdings, Inc. and Subsidiaries
Condensed Consolidated Statements of Stockholders’ Equity
(In thousands, USD, except share amounts) (unaudited)

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Convertible Preferred Stock		Total Temporary Equity	Common Stock		Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders’ Equity
	Temporary Equity
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Amount	Amount	Amount	Amount
As Reported
Balance at December 31, 2020	7,756,158	$77,562	7,862,107	$78,621	9,090,975	$90,910	2,566,186	$16,802	$263,895	30,281,520	$3	$135,616	$(1,677)	$(113,726)	$20,216
Accrued dividends payable	248,622	2,486	266,558	2,666	224,161	2,241	—	—	7,393	—	—	(7,393)	—	—	(7,393)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(900)	—	(900)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,081)	(1,081)
Balance at March 31, 2021	8,004,780	80,048	8,128,665	81,287	9,315,136	93,151	2,566,186	16,802	271,288	30,281,520	3	128,538	(2,577)	(114,807)	11,157
Derecognition of shares	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	—	—	—
Accrued dividends payable	251,385	2,514	269,520	2,695	232,240	2,323	—	—	7,532	—	—	(7,532)	—	—	(7,532)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	743	—	743
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(6,885)	(6,885)
Balance at June 30, 2021	8,256,165	82,562	8,398,185	83,982	9,547,376	95,474	2,520,368	16,502	278,520	30,281,520	3	121,321	(1,834)	(121,692)	(2,202)

Adjustments
Balance, December 31, 2020	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	115	(3,835)	(3,720)
March 31, 2021										—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	4	—	4
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(918)	(918)
Total Adjustments - March 31, 2021	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	119	(4,753)	(4,634)
June 30, 2021										—	—	—	—	—	—
Derecognition of shares	—	—	—	—	—	—	45,818	300	300	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(325)	—	(325)
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	683	683
Total Adjustments - June 30, 2021	—	—	—	—	—	—	—	—	—	—	—	—	(206)	(4,070)	(4,276)

As Revised
Balance at December 31, 2020	7,756,158	77,562	7,862,107	78,621	9,090,975	90,910	2,520,368	16,502	263,595	30,281,520	3	135,616	(1,562)	(117,561)	16,496
Accrued dividends payable	248,622	2,486	266,558	2,666	224,161	2,241	—	—	7,393	—	—	(7,393)	—	—	(7,393)

Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(896)	—	(896)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,999)	(1,999)
Balance at March 31, 2021	8,004,780	80,048	8,128,665	81,287	9,315,136	93,151	2,520,368	16,502	270,988	30,281,520	3	128,538	(2,458)	(119,560)	6,523
Accrued dividends payable	251,385	2,514	269,520	2,695	232,240	2,323	—	—	7,532	—	—	(7,532)	—	—	(7,532)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	418	—	418
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(6,202)	(6,202)
Balance at June 30, 2021	8,256,165	$82,562	8,398,185	$83,982	9,547,376	$95,474	2,520,368	$16,502	$278,520	30,281,520	$3	$121,321	$(2,040)	$(125,762)	$(6,478)
KORE Group Holdings, Inc. and Subsidiaries
Condensed Consolidated Statements of Cash Flows
(In thousands USD) (unaudited)

	For the six months ended
	June 30, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other adjustments	Revised
Cash flows from operating activities
Net loss	$(7,966)	$(403)	$(228)	$396	$(8,201)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	25,507	—	—	(42)	25,465
Amortization of deferred financing costs	1,047	—	—	—	1,047
Deferred income taxes	(4,308)	237	—	694	(3,377)
Non-cash foreign currency loss	77	—	—	—	77
Share-based compensation	630	—	—	—	630
Provision for doubtful accounts	11	—	—	—	11
Change in fair value of warrant liability	(2,383)	—	—	—	(2,383)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(7,049)	—	—	(109)	(7,158)
Inventories	(4,089)	—	—	—	(4,089)
Prepaid expenses and other receivables	(9,016)	—	—	(109)	(9,125)
Accounts payable and accrued liabilities	(6,103)	166	228	(563)	(6,272)
Deferred revenue	(671)	—	—	—	(671)
Income taxes payable	(32)	—	—	(267)	(299)
Net cash used in operating activities	$(14,345)	$—	$—	$—	$(14,345)
Net cash used in investing activities	$(5,973)	$—	$—	$—	$(5,973)
Net cash provided by financing activities	$18,375			$—	$18,375
Effect of exchange rate change on cash and restricted cash	(82)	—	—	—	(82)
Change in cash and restricted cash	(2,025)	—	—	—	(2,025)
Cash and restricted cash, beginning of period	10,693	—	—	—	10,693
Cash and restricted cash, end of period	$8,668	$—	$—	$—	$8,668
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Statements of Stockholders’ Equity (Unaudited)
(In thousands, USD)

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Convertible Preferred Stock		Total Temporary Equity	Common Stock	Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders’ Equity

	Temporary Equity
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Amount	Amount	Amount	Amount
As Reported
Balance at December 31, 2020	7,756,158	$77,562	7,862,107	$78,621	9,090,975	$90,910	2,566,186	$16,802	$263,895	30,281,520	$3	$135,616	$(1,677)	$(113,726)	$20,216
Accrued dividends payable	248,622	2,486	266,558	2,666	224,161	2,241	—	—	7,393	—	—	(7,393)	—	—	(7,393)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(900)	—	(900)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,081)	(1,081)
Balance at March 31, 2021	8,004,780	80,048	8,128,665	81,287	9,315,136	93,151	2,566,186	16,802	271,288	30,281,520	3	128,538	(2,577)	(114,807)	11,157
Derecognition of shares	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	—	—	—
Accrued dividends payable	251,385	2,514	269,520	2,695	232,240	2,323	—	—	7,532	—	—	(7,532)	—	—	(7,532)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	743	—	743
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(6,885)	(6,885)
Balance at June 30, 2021	8,256,165	82,562	8,398,185	83,982	9,547,376	95,474	2,520,368	16,502	278,520	30,281,520	3	121,321	(1,834)	(121,692)	(2,202)
Accrued dividends payable	265,602	2,656	287,998	2,880	236,142	2,361	—	—	7,897	—	—	(7,897)	—	—	(7,897)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(1,322)	—	(1,322)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	(3,519)	—	—	(3,519)
Distributions to and conversions of preferred stock	(8,521,767)	(85,218)	(8,686,183)	(86,862)	(9,783,518)	(97,835)	(2,520,368)	(16,502)	(286,417)	7,120,368	1	56,502	—	—	56,503
CTAC shares recapitalized, net of equity issuance costs of $15,912	—	—	—	—	—	—	—	—	—	10,373,491	1	6,456	—	—	6,457
Conversion of KORE warrants	—	—	—	—	—	—	—	—	—	1,365,612		10,663	—	—	10,663
Private offering and merger financing, net of equity issuance costs of $7,718	—	—	—	—	—	—	—	—	—	22,686,326	2	217,280	—	—	217,282
Equity portion of convertible debt, net of issuance costs of $224	—	—	—	—	—	—	—	—	—	—	—	12,510	—	—	12,510
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(4,508)	(4,508)
Balance at September 30, 2021	—	—	—	—	—	—	—	—	—	71,827,317	7	413,316	(3,156)	(126,200)	283,967

Adjustments

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Convertible Preferred Stock		Total Temporary Equity	Common Stock	Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders’ Equity

	Temporary Equity
Balance, December 31, 2020	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	115	(3,835)	(3,720)
March 31, 2021
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	4	—	4
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(918)	(918)
Total Adjustments - March 31, 2021	—	—	—	—	—	—	(45,818)	(300)	(300)	—	—	—	119	(4,753)	(4,634)
June 30, 2021
Derecognition of shares	—	—	—	—	—	—	45,818	300	300	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(325)	—	(325)
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	683	683
Total Adjustments - June 30, 2021	—	—	—	—	—	—	—	—	—	—	—	—	(206)	(4,070)	(4,276)
September 30, 2021
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	67	—	67
Private offering and merger financing	—	—	—	—	—	—	—	—	—	—	—	(331)	—	—	(331)
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	135	135
Total Adjustments - September 30, 2021	—	—	—	—	—	—	—	—	—	—	—	(331)	(139)	(3,935)	(4,405)
As Revised
Balance at December 31, 2020	7,756,158	77,562	7,862,107	78,621	9,090,975	90,910	2,520,368	16,502	263,595	30,281,520	3	135,616	(1,562)	(117,561)	16,496
Accrued dividends payable	248,622	2,486	266,558	2,666	224,161	2,241	—	—	7,393	—	—	(7,393)	—	—	(7,393)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(896)	—	(896)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,999)	(1,999)
Balance at March 31, 2021	8,004,780	80,048	8,128,665	81,287	9,315,136	93,151	2,520,368	16,502	270,988	30,281,520	3	128,538	(2,458)	(119,560)	6,523
Accrued dividends payable	251,385	2,514	269,520	2,695	232,240	2,323	—	—	7,532	—	—	(7,532)	—	—	(7,532)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	418	—	418
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	315	—	—	315

	Series A Preferred Stock		Series A-1 Preferred Stock		Series B Preferred Stock		Series C Convertible Preferred Stock		Total Temporary Equity	Common Stock	Additional paid-in capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders’ Equity

	Temporary Equity
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(6,202)	(6,202)
Balance at June 30, 2021	8,256,165	82,562	8,398,185	83,982	9,547,376	95,474	2,520,368	16,502	278,520	30,281,520	3	121,321	(2,040)	(125,762)	(6,478)
Accrued dividends payable	265,602	2,656	287,998	2,880	236,142	2,361	—	—	7,897	—	—	(7,897)	—	—	(7,897)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—	—	—	(1,255)	—	(1,255)
Stock-based compensation	—	—	—	—	—	—	—	—	—	—	—	(3,519)	—	—	(3,519)
Distributions to and conversions of preferred stock	(8,521,767)	(85,218)	(8,686,183)	(86,862)	(9,783,518)	(97,835)	(2,520,368)	(16,502)	(286,417)	7,120,368	1	56,502	—	—	56,503
CTAC shares recapitalized, net of equity issuance costs of $15,912	—	—	—	—	—	—	—	—	—	10,373,491	1	6,456	—	—	6,457
Conversion of KORE warrants	—	—	—	—	—	—	—	—	—	1,365,612	—	10,663	—	—	10,663
Private offering and merger financing, net of equity issuance costs of $7,718	—	—	—	—	—	—	—	—	—	22,686,326	2	216,949	—	—	216,951
Equity portion of convertible debt, net of issuance costs of $224	—	—	—	—	—	—	—	—	—	—	—	12,510	—	—	12,510
Net loss	—	—	—	—	—	—	—	—	—	—	—	—	—	(4,373)	(4,373)
Balance at September 30, 2021	—	—	—	—	—	—	—	—	—	71,827,317	$7	$412,985	$(3,295)	$(130,135)	$279,562
KORE Group Holdings, Inc. and Subsidiaries
Consolidated Statements of Cash Flows (Unaudited)
(In thousands USD)

	For nine months ended
	September 30, 2021
	As previously reported	Income tax adjustments	Indirect tax adjustments	Other adjustments	Revised
Cash flows from operating activities
Net loss	$(12,474)	$(702)	$(342)	$944	$(12,574)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	37,947	—	—	(63)	37,884
Amortization of deferred financing costs	1,569	—	—	—	1,569
Deferred income taxes	(8,197)	293	—	463	(7,441)
Non-cash foreign currency loss (gain)	(163)	—	—	—	(163)
Stock-based compensation	4,564	—	—	—	4,564
Provision for doubtful accounts	117	—	—	—	117
Change in fair value of warrant liability	(5,281)	—	—	—	(5,281)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(12,792)	—	—	(164)	(12,956)
Inventories	(6,461)	—	—	—	(6,461)
Prepaid expenses and other current assets	(5,054)	—	—	(51)	(5,105)
Accounts payable and accrued liabilities	(2,366)	409	342	(749)	(2,364)
Deferred revenue	(911)	—	—	—	(911)
Income taxes payable	63	—	—	(380)	(317)
Net cash used in operating activities	$(9,439)	$—	$—	$—	$(9,439)
Net cash used in investing activities	$(9,782)	$—	$—	$—	$(9,782)
Net cash provided by financing activities	$81,772	$—	$—	$—	$81,772
Effect of exchange rate change on cash	(188)				(188)
Change in cash and restricted cash	62,363	—	—	—	62,363
Cash and restricted cash, beginning of period	$10,693	—	—	—	$10,693
Cash and restricted cash, end of period	$73,056	$—	$—	$—	$73,056